INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 2,948	$ 3,936
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Intangible assets	2,903	3,885
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 45	$ 51